Janus Henderson Flexible Bond Portfolio Average Annual Total Returns - Service Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.22%	(0.47%)	2.07%